Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt
Debt
The following table presents the Company's outstanding debt at March 31, 2015 and December 31, 2014:

In thousands	March 31, 2015	December 31, 2014
Term Loans	$701,328	$703,029
Senior Secured Notes	504,000	504,000
Senior Unsecured Notes	210,000	210,000
ABL Facility	—	—
Argentina credit facilities:
Nacion Facility	4,177	5,010
Galicia Facility	1,700	2,047
China Credit Facility	10,468	18,920
Brazil Export Credit Facility	15,231	18,871
India loans	2,124	2,437
Capital lease obligations	737	861
Total long-term debt including current maturities	1,449,765	1,465,175
Short-term borrowings	25,742	17,665
Total debt	$1,475,507	$1,482,840

The fair value of the Company's long-term debt was $1,461.4 million at March 31, 2015 and $1,463.9 million at December 31, 2014. The fair value of long-term debt is based upon quoted market prices in inactive markets or on available rates for debt with similar terms and maturities (Level 2).
Term Loans
On December 19, 2013, the Company entered into a Senior Secured Credit Agreement (the loans thereunder, the "Term Loans") with a maturity date upon the earlier of (i) December 19, 2019 and (ii) the 91st day prior to the scheduled maturity of the Company's 7.75% Senior Secured Notes; provided that on such 91st day, the Company's 7.75% Senior Secured Notes have an outstanding aggregate principal amount in excess of $150.0 million. The Term Loans provide for a commitment by the lenders to make secured term loans in an aggregate amount not to exceed $295.0 million, the proceeds of which were used to partially repay amounts outstanding under the Senior Secured Bridge Credit Agreement and the Senior Unsecured Bridge Credit Agreement (the "Bridge Facilities").
Borrowings bear interest at a fluctuating rate per annum equal to, at the Company's option, (i) a base rate equal to the highest of (a) the federal funds rate plus ½ of 1%, (b) the rate of interest in effect for such day as publicly announced from time to time by Citicorp North America, Inc. as its "prime rate" and (c) the LIBOR rate for a one-month interest period plus 1.0% (provided that in no event shall such base rate with respect to the Term Loans be less than 2.0% per annum), in each case plus an applicable margin of 3.25% or (ii) a LIBOR rate for the applicable interest period (provided that in no event shall such LIBOR rate with respect to the Term Loans be less than 1.0% per annum) plus an applicable margin of 4.25%. The applicable margin for the Term Loans is subject to a 25 basis point step-down upon the achievement of a certain senior secured net leverage ratio. The Company is required to repay installments on the Term Loans in quarterly installments in aggregate amounts equal to 1.0% per annum of their funded total principal amount, with the remaining amount payable on the maturity date.
On June 10, 2014, the Company entered into an incremental term loan amendment (the "Incremental Amendment") to the existing Term Loans in which the Company obtained $415.0 million of commitments for incremental term loans from the existing lenders, the terms of which are substantially identical to the terms of the Term Loans. Pursuant to the Incremental Amendment, the Company borrowed $310.0 million, the proceeds of which were used to fund a portion of the consideration paid for the Providência Acquisition. The remaining commitments were used during the third quarter of 2014 to repay existing indebtedness.
The Term Loans are secured (i) together with the Tranche 2 (as defined below) loans, on a first-priority lien basis by substantially all of the Company's assets and the assets of any existing and future subsidiary guarantors (other than collateral securing the ABL Facility on a first-priority basis), including all of the Company's capital stock and the capital stock of each restricted subsidiary (which, in the case of foreign subsidiaries, will be limited to 65% of the capital stock of each first-tier foreign subsidiary) and (ii) on a second-priority basis by the collateral securing the ABL Facility, in each case, subject to certain exceptions and permitted liens. The Company may voluntarily repay outstanding loans at any time without premium or penalty, other than voluntary prepayment of Term Loans in connection with a repricing transaction on or prior to the date that is six months after the closing date of the Incremental Amendment and customary "breakage" costs with respect to LIBOR loans.
The agreement governing the Term Loans, among other restrictions, limit the Company's ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional debt or issue disqualified stock or preferred stock; (ii) pay dividends and make other distributions on, or redeem or repurchase, capital stock; (iii) make certain investments; (iv) repurchase stock; (v) incur certain liens; (vi) enter into transactions with affiliates; (vii) merge or consolidate; (viii) enter into agreements that restrict the ability of subsidiaries to make dividends or other payments to AVINTIV Specialty Materials Inc.; (ix) designate restricted subsidiaries as unrestricted subsidiaries; and (x) transfer or sell assets. In addition, the Term Loans contain certain customary representations and warranties, affirmative covenants and events of default.
Under the credit agreement governing the Term Loans, the Company's ability to engage in activities such as incurring additional indebtedness, making investments, refinancing certain indebtedness, paying dividends and entering into certain merger transactions is governed, in part, by the Company's ability to satisfy tests based on Adjusted EBITDA (defined as Consolidated EBITDA in the credit agreement governing the Terms Loans).
Senior Secured Notes
In connection with the Merger, the Company issued $560.0 million of 7.75% Senior Secured Notes due 2019 on January 28, 2011. The Senior Secured Notes are fully and unconditionally guaranteed, jointly and severally, on a senior secured basis, by each of AVINTIV Specialty Materials' wholly-owned domestic subsidiaries. Interest on the Senior Secured Notes is paid semi-annually on February 1 and August 1 of each year. On July 23, 2014, the Company redeemed $56.0 million aggregate principal amount of the Senior Secured Notes at a redemption price of 103.0% of the aggregate principal amount plus any accrued and unpaid interest to, but excluding, July 23, 2014. The redemption amount was funded by proceeds from the Incremental Amendment.
The indenture governing the Senior Secured Notes limits, subject to certain exceptions, the Company's ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional debt or issue disqualified stock or preferred stock; (ii) pay dividends and make other distributions on, or redeem or repurchase, capital stock; (iii) make certain investments; (iv) incur certain liens; (v) enter into transactions with affiliates; (vi) merge or consolidate; (vii) enter into agreements that restrict the ability of subsidiaries to make dividends or other payments to AVINTIV Specialty Materials Inc.; (viii) designate restricted subsidiaries as unrestricted subsidiaries; and (ix) transfer or sell assets. It does not limit the activities of the Parent or the amount of additional indebtedness that Parent or its parent entities may incur. In addition, it also provides for specified events of default, which, if any of them occurs, would permit or require the principal of and accrued interest on the Senior Secured Notes to become or to be declared due and payable.
Under the indenture governing the Senior Secured Notes, the Company's ability to engage in certain activities such as incurring additional indebtedness, making investments, refinancing certain indebtedness, paying dividends and entering into certain merger transactions is governed, in part, by the Company's ability to satisfy tests based on Adjusted EBITDA (defined as EBITDA in the indenture governing the Senior Secured Notes).
Senior Unsecured Notes
In connection with the Providência Acquisition, the Company issued $210.0 million of 6.875% Senior Unsecured Notes due 2019 on June 11, 2014. The Senior Unsecured Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis, by each of AVINTIV Specialty Materials' wholly-owned domestic subsidiaries. Interest on the Senior Unsecured Notes is paid semi-annually on June 1 and December 1 of each year.
The indenture governing the Senior Unsecured Notes limits, subject to certain exceptions, the Company's ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional debt or issue disqualified stock or preferred stock; (ii) pay dividends and make other distributions on, or redeem or repurchase, capital stock; (iii) make certain investments; (iv) incur certain liens; (v) enter into transactions with affiliates; (vi) merge or consolidate; (vii) enter into agreements that restrict the ability of subsidiaries to make dividends or other payments to AVINTIV Specialty Materials Inc.; (viii) designate restricted subsidiaries as unrestricted subsidiaries; and (iv) transfer or sell assets. It does not limit the activities of Parent or the amount of additional indebtedness that Parent or its parent entities may incur. In addition, it also provides for specified events of default which, if any occurs, would permit or require the principal of and accrued interest on the Senior Unsecured Notes to become or to be declared due and payable.
Under the indenture governing the Senior Unsecured Notes, the Company's ability to engage in certain activities such as incurring additional indebtedness, making investments, refinancing certain indebtedness, paying dividends and entering into certain merger transactions is governed, in part, by the Company's ability to satisfy tests based on Adjusted EBITDA (defined as EBITDA in the indenture governing the Senior Unsecured Notes).
ABL Facility
On January 28, 2011, the Company entered into a senior secured asset-based revolving credit facility which was amended and restated on October 5, 2012 (the "ABL Facility") to provide for borrowings not to exceed $50.0 million, subject to borrowing base availability. The ABL Facility provides borrowing capacity available for letters of credit and borrowings on a same-day basis and is comprised of (i) a revolving tranche of up to $42.5 million (“Tranche 1”) and (ii) a first-in, last out revolving tranche of up to $7.5 million (“Tranche 2”). Provided that no default or event of default was then existing or would arise therefrom, the Company had the option to request that the ABL Facility be increased by an amount not to exceed $20.0 million. The facility matures on October 5, 2017.
On November 26, 2013, the Company entered into an amendment to the ABL Facility which increased the Tranche 1 revolving credit commitments by $30.0 million (for a total aggregate revolving credit commitment of $80.0 million) as well as made certain other changes to the agreement. In addition, the Company increased the amount by which the Company can request that the ABL Facility be increased at the Company's option to an amount not to exceed $75.0 million. The effectiveness of the amendment was subject to the satisfaction of certain specified closing conditions by no later than January 31, 2014, all of which were satisfied prior to such date.
Based on current average excess availability, the borrowings under the ABL Facility will bear interest at a rate per annum equal to, at the Company's option, either (A) British Bankers Association LIBOR Rate (“LIBOR”) (adjusted for statutory reserve requirements) plus a margin of (i) 2.00% in the case of Tranche 1 or (ii) 4.00% in the case of Tranche 2; or (B) the higher of (a) the rate of interest in effect for such day as publicly announced from time to time by Citibank, N.A. as its "prime rate" and (b) the federal funds effective rate plus 0.5% of 1.0% (“ABR”) plus a margin of (x) 1.00% in the case of Tranche 1 or (y) 3.00% in the case of the Tranche 2. As of March 31, 2015, the Company had no outstanding borrowings under the ABL Facility. The borrowing base availability was $71.0 million. Outstanding letters of credit in the aggregate amount of $19.3 million left $51.7 million available for additional borrowings. The aforementioned letters of credit were primarily provided to certain administrative service providers and financial institutions. None of these letters of credit had been drawn on as of March 31, 2015.
The ABL Facility contains certain restrictions which limit the Company's ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional debt; (ii) pay dividends and make other distributions on, or redeem or repurchase, capital stock; (iii) make certain investments; (iv) repurchase stock; (v) incur certain liens; (vi) enter into transactions with affiliates; (vii) merge or consolidate or other fundamental changes; (viii) enter into agreements that restrict the ability of subsidiaries to make dividends or other payments; (ix) designate restricted subsidiaries as unrestricted subsidiaries; (x) transfer or sell assets and (xi) prepay junior financing or other restricted debt. In addition, it contains certain customary representations and warranties, affirmative covenants and events of default. If such an event of default occurs, the lenders under the ABL Facility would be entitled to take various actions, including the acceleration of amounts due under the ABL Facility and all actions permitted to be taken by a secured creditor.
Under the credit agreement governing the ABL Facility, the Company's ability to engage in activities such as incurring additional indebtedness, making investments, refinancing certain indebtedness, paying dividends and entering into certain merger transactions is governed, in part by, the Company's ability to satisfy tests based on Adjusted EBITDA (defined as Consolidated EBITDA in the credit agreement governing the ABL Facility).
Nacion Facility
In January 2007, the Company's subsidiary in Argentina entered into an arrangement with banking institutions in Argentina in order to finance the installation of a new spunmelt line at its facility located near Buenos Aires, Argentina. The maximum borrowings available under the facility, excluding any interest added to principal, were 33.5 million Argentine pesos with respect to an Argentine peso-denominated loan and $26.5 million with respect to a U.S. dollar-denominated loan. The loans are secured by pledges covering (i) the subsidiary's existing equipment lines; (ii) the outstanding stock of the subsidiary; and (iii) the new machinery and equipment being purchased, as well as a trust assignment agreement related to a portion of receivables due from certain major customers of the subsidiary.
The interest rate applicable to borrowings under these term loans is based on LIBOR plus 290 basis points for the U.S. dollar-denominated loan and Buenos Aires Interbanking Offered Rate plus 475 basis points for the Argentine peso-denominated loan. Principal and interest payments began in July 2008 with the loans maturing as follows: annual amounts of $3.5 million beginning in 2011 and continuing through 2015, and the remaining $1.7 million in 2016.
In connection with the Merger, the Company repaid and terminated the Argentine peso-denominated loan. In addition, the U.S. dollar denominated loan was adjusted to reflect its fair value as of the date of the Merger. As a result, the Company recorded a contra-liability in Long-term debt and will amortize the balance into Interest expense over the remaining life of the facility. At March 31, 2015, the face amount of the outstanding indebtedness under the U.S. dollar-denominated loan was $4.3 million, with a carrying amount of $4.2 million and a weighted average interest rate of 3.13%.
Galicia Facility
On September 27, 2013, the Company's subsidiary in Argentina entered into an arrangement with a banking institution in Argentina in order to partially finance the upgrade of a manufacturing line at its facility located near Buenos Aires, Argentina. The maximum borrowings available under the facility, excluding any interest added to principal, is 20.0 million Argentine pesos (approximately $3.5 million). The three-year term of the agreement began with the date of the first draw down on the facility, which occurred in the third quarter of 2013, with payments required in twenty-five equal monthly installments beginning after one year. Borrowings will bear interest at 15.25%. As of March 31, 2015, the outstanding balance under the facility was $1.7 million. The remainder of the upgrade is expected to be financed by existing cash balances and cash generated from operations.
China Credit Facility
In the third quarter of 2012, the Company's subsidiary in China entered into a three-year U.S. dollar denominated construction loan agreement (the “Hygiene Facility”) with a banking institution in China to finance a portion of the installation of a new spunmelt line at its manufacturing facility in Suzhou, China. The interest rate applicable to borrowings under the Hygiene Facility is based on three-month LIBOR plus an amount to be determined at the time of funding based on the lender's internal head office lending rate (520 basis points at the time the credit agreement was executed).
The maximum borrowings available under the facility, excluding any interest added to principal, were $25.0 million. At December 31, 2014, the outstanding balance under the Hygiene Facility was $18.9 million with a weighted average interest rate of 5.43%. The Company repaid $8.4 million of the principal balance during the current period using a combination of existing cash balances and cash generated from operations. As a result, the outstanding balance under the Hygiene Facility was $10.5 million at March 31, 2015 with a weighted-average interest rate of 5.62%.
Brazil Export Credit Facility
As a result of the acquisition of Providência, the Company assumed a Brazilian real-denominated export credit facility with Itaú Unibanco S.A., pursuant to which Providência borrowed R$50.0 million in the first quarter of 2013 for the purpose of financing certain export transactions from Brazil. Borrowings bear interest at 8.0% per annum, payable quarterly. The facility matures in February 2016 and is unsecured. As of the date of the acquisition, the Company adjusted the outstanding balance to reflect its fair value. As a result, the Company recorded a contra-liability in Long-term debt and will amortize the balance into Interest expense over the remaining life of the facility. At March 31, 2015, the face amount of the outstanding indebtedness under the facility was $15.6 million, with a carrying amount of $15.2 million.
India Indebtedness
As a result of the acquisition of Fiberweb Limited ("Fiberweb"), the Company indirectly assumed control of Terram Geosynthetics Private Limited, a joint venture located in Mundra, India in which the Company maintains a 65% controlling interest. As part of the net assets acquired, the Company assumed $3.8 million of debt (including short-term borrowings) that was entered into with a banking institution in India. Current amounts outstanding primarily relate to a 14.70% term loan, due in 2017, used to purchase fixed assets. Other amounts relate to short-term credit facilities used to finance working capital requirements (included in Short-term borrowings in the Consolidated Balance Sheets). Combined, the outstanding balances totaled $3.2 million at March 31, 2015.
Other Indebtedness
The Company periodically enters into short-term credit facilities in order to finance various liquidity requirements, including insurance premium payments and short-term working capital needs. At March 31, 2015 and December 31, 2014, outstanding amounts related to such facilities were $25.7 million and $17.0 million, respectively. Borrowings under these facilities are included in Short-term borrowings in the Consolidated Balance Sheets.
The Company also has documentary letters of credit not associated with the ABL Facility. These letters of credit are primarily provided to certain raw material vendors and amounted to $8.0 million and $7.8 million at March 31, 2015 and December 31, 2014, respectively. None of these letters of credit have been drawn upon.

Debt
The following table presents the Company's outstanding debt at December 31, 2014 and December 28, 2013:

In thousands	December 31, 2014	December 28, 2013
Term Loans	$703,029	$293,545
Senior Secured Notes	504,000	560,000
Senior Unsecured Notes	210,000	—
ABL Facility	—	—
Argentina credit facilities:
Nacion Facility	5,010	8,341
Galicia Facility	2,047	3,082
China Credit Facility	18,920	24,920
Brazil export credit facilities:
Itaú Facility ($)	—	—
Itaú Facility (R$)	18,871	—
Recovery Zone Facility Bonds	—	—
India Loans	2,437	3,216
Capital lease obligations	861	1,092
Total long-term debt including current maturities	1,465,175	894,196
Short-term borrowings	17,665	2,472
Total debt	$1,482,840	$896,668

The fair value of the Company's long-term debt was $1,463.9 million at December 31, 2014 and $933.8 million at December 28, 2013. The fair value of long-term debt is based upon quoted market prices in inactive markets or on available rates for debt with similar terms and maturities (Level 2).
At December 31, 2014, long-term debt maturities are as follows:

In thousands	Amount
2015	$32,011
2016	29,801
2017	7,704
2018	682,994
2019	714,005
2020 and thereafter	—
Total	$1,466,515

Term Loans
On December 19, 2013, the Company entered into a Senior Secured Credit Agreement (the loans thereunder, the "Term Loans") with a maturity date upon the earlier of (i) December 19, 2019 and (ii) the 91st day prior to the scheduled maturity of the Company's 7.75% Senior Secured Notes; provided that on such 91st day, the Company's 7.75% Senior Secured Notes have an outstanding aggregate principal amount in excess of $150.0 million. The Term Loans provide for a commitment by the lenders to make secured term loans in an aggregate amount not to exceed $295.0 million, the proceeds of which were used to partially repay amounts outstanding under the Senior Secured Bridge Credit Agreement and the Senior Unsecured Bridge Credit Agreement (the "Bridge Facilities"). In connection with the refinancing of the Bridge Facilities with the Term Loans, the Company recognized a loss on the extinguishment of debt of $3.3 million during the fourth quarter of 2013. This amount, included within Debt modification and extinguishment costs, represented debt issuance costs that were previously capitalized and required to be written off upon the refinancing.
Borrowings bear interest at a fluctuating rate per annum equal to, at the Company's option, (i) a base rate equal to the highest of (a) the federal funds rate plus 1/2 of 1%, (b) the rate of interest in effect for such day as publicly announced from time to time by Citicorp North America, Inc. as its "prime rate" and (c) the LIBOR rate for a one-month interest period plus 1.0% (provided that in no event shall such base rate with respect to the Term Loans be less than 2.0% per annum), in each case plus an applicable margin of 3.25% or (ii) a LIBOR rate for the applicable interest period (provided that in no event shall such LIBOR rate with respect to the Term Loans be less than 1.0% per annum) plus an applicable margin of 4.25%. The applicable margin for the Term Loans is subject to a 25 basis point step-down upon the achievement of a certain senior secured net leverage ratio. The Company is required to repay installments on the Term Loans in quarterly installments in aggregate amounts equal to 1.0% per annum of their funded total principal amount, with the remaining amount payable on the maturity date.
On June 10, 2014, the Company entered into an incremental term loan amendment (the "Incremental Amendment") to the existing Term Loans in which the Company obtained $415.0 million of commitments for incremental term loans from the existing lenders, the terms of which are substantially identical to the terms of the Term Loans. Pursuant to the Incremental Amendment, the Company borrowed $310.0 million, the proceeds of which were used to fund a portion of the consideration paid for the Providência Acquisition. The remaining commitments were used during the third quarter of 2014 to repay existing indebtedness. The terms of the Incremental Amendment are substantially identical to the Term Loans.
The Term Loans are secured (i) together with the Tranche 2 (as defined below) loans, on a first-priority lien basis by substantially all of the Company's assets and the assets of any existing and future subsidiary guarantors (other than collateral securing the ABL Facility on a first-priority basis), including all of the Company's capital stock and the capital stock of each restricted subsidiary (which, in the case of foreign subsidiaries, will be limited to 65% of the capital stock of each first-tier foreign subsidiary) and (ii) on a second-priority basis by the collateral securing the ABL Facility, in each case, subject to certain exceptions and permitted liens. The Company may voluntarily repay outstanding loans at any time without premium or penalty, other than voluntary prepayment of Term Loans in connection with a repricing transaction on or prior to the date that is six months after the closing date of the Incremental Amendment and customary "breakage" costs with respect to LIBOR loans.
The agreement governing the Term Loans, among other restrictions, limit the Company's ability and the ability of the Company's restricted subsidiaries to: (i) incur or guarantee additional debt or issue disqualified stock or preferred stock; (ii) pay dividends and make other distributions on, or redeem or repurchase, capital stock; (iii) make certain investments; (iv) repurchase stock; (v) incur certain liens; (vi) enter into transactions with affiliates; (vii) merge or consolidate; (viii) enter into agreements that restrict the ability of subsidiaries to make dividends or other payments to AVINTIV Specialty Materials Inc,; (ix) designate restricted subsidiaries as unrestricted subsidiaries; and (x) transfer or sell assets. In addition, the Term Loans contain certain customary representations and warranties, affirmative covenants and events of default.
Under the credit agreement governing the Term Loans, the Company's ability to engage in activities such as incurring additional indebtedness, making investments, refinancing certain indebtedness, paying dividends and entering into certain merger transactions is governed, in part, by our ability to satisfy tests based on Adjusted EBITDA (defined as Consolidated EBITDA in the credit agreement governing the Terms Loans).
Senior Secured Notes
In connection with the Merger, the Company issued $560.0 million of 7.75% Senior Secured Notes due 2019 on January 28, 2011. The Senior Secured Notes are fully and unconditionally guaranteed, jointly and severally on a senior secured basis, by each of AVINTIV Specialty Materials' wholly-owned domestic subsidiaries. Interest on the Senior Secured Notes is paid semi-annually on February 1 and August 1 of each year. On July 23, 2014, the Company redeemed $56.0 million aggregate principal amount of the Senior Secured Notes at a redemption price of 103.0% of the aggregate principal amount plus any accrued and unpaid interest, to, but excluding, July 23, 2014. The redemption amount was funded by proceeds from the Incremental Amendment. Pursuant to ASC 470, "Modifications and Extinguishments" ("ASC 470"), the Company recognized a loss on debt extinguishment of $2.6 million, which included $0.9 million related to unamortized debt issuance costs. As the nature of this transaction related to a non-operating event, the loss on extinguishment is included in Debt modifications and extinguishment costs in the current period.
The indenture governing the Senior Secured Notes limits, subject to certain exceptions, the Company's ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional debt or issue disqualified stock or preferred stock; (ii) pay dividends and make other distributions on, or redeem or repurchase, capital stock; (iii) make certain investments; (iv) incur certain liens; (v) enter into transactions with affiliates; (vi) merge or consolidate; (vii) enter into agreements that restrict the ability of subsidiaries to make dividends or other payments to AVINTIV Specialty Materials Inc.; (viii) designate restricted subsidiaries as unrestricted subsidiaries; and (ix) transfer or sell assets. It does not limit the activities of the Parent or the amount of additional indebtedness that Parent or its parent entities may incur. In addition, it also provides for specified events of default, which, if any of them occurs, would permit or require the principal of and accrued interest on the Senior Secured Notes to become or to be declared due and payable.
Under the indenture governing the Senior Secured Notes, the Company's ability to engage in certain activities such as incurring additional indebtedness, making investments, refinancing certain indebtedness, paying dividends and entering into certain merger transactions is governed, in part, by the Company's ability to satisfy tests based on Adjusted EBITDA (defined as EBITDA in the indenture governing the Senior Secured Notes).
Senior Unsecured Notes
In connection with the Providência Acquisition, the Company issued $210.0 million of 6.875% Senior Unsecured Notes due 2019 on June 11, 2014. The Senior Unsecured Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis, by each of AVINTIV Specialty Materials' wholly-owned domestic subsidiaries. Interest on the Senior Unsecured Notes is paid semi-annually on June 1 and December 1 of each year.
The indenture governing the Senior Unsecured Notes limits, subject to certain exceptions, the Company's ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional debt or issue disqualified stock or preferred stock; (ii) pay dividends and make other distributions on, or redeem or repurchase, capital stock; (iii) make certain investments; (iv) incur certain liens; (v) enter into transactions with affiliates; (vi) merge or consolidate; (vii) enter into agreements that restrict the ability of subsidiaries to make dividends or other payments to AVINTIV Specialty Materials Inc.; (viii) designate restricted subsidiaries as unrestricted subsidiaries; and (iv) transfer or sell assets. It does not limit the activities of Parent or the amount of additional indebtedness that Parent or its parent entities may incur. In addition, it also provides for specified events of default which, if any occurs, would permit or require the principal of and accrued interest on the Senior Unsecured Notes to become or to be declared due and payable.
Under the indenture governing the Senior Unsecured Notes, the Company's ability to engage in certain activities such as incurring additional indebtedness, making investments, refinancing certain indebtedness, paying dividends and entering into certain merger transactions is governed, in part, by the Company's ability to satisfy tests based on Adjusted EBITDA (defined as EBITDA in the indenture governing the Senior Unsecured Notes).
ABL Facility
On January 28, 2011, the Company entered into a senior secured asset-based revolving credit facility which was amended and restated on October 5, 2012 (the "ABL Facility") to provide for borrowings not to exceed $50.0 million, subject to borrowing base availability. The ABL Facility provides borrowing capacity available for letters of credit and borrowings on a same-day basis and is comprised of (i) a revolving tranche of up to $42.5 million (“Tranche 1”) and (ii) a first-in, last out revolving tranche of up to $7.5 million (“Tranche 2”). Provided that no default or event of default was then existing or would arise therefrom, the Company had the option to request that the ABL Facility be increased by an amount not to exceed $20.0 million. The facility matures on October 5, 2017.
On November 26, 2013, the Company entered into an amendment to the ABL Facility which increased the Tranche 1 revolving credit commitments by $30.0 million (for a total aggregate revolving credit commitment of $80.0 million) as well as made certain other changes to the agreement. In addition, the Company increased the amount by which the Company can request that the ABL Facility be increased at the Company's option to an amount not to exceed $75.0 million. The effectiveness of the amendment was subject to the satisfaction of certain specified closing conditions by no later than January 31, 2014, all of which were satisfied prior to such date.
Based on current average excess availability, the borrowings under the ABL Facility will bear interest at a rate per annum equal to, at the Company's option, either (A) British Bankers Association LIBOR Rate (“LIBOR”) (adjusted for statutory reserve requirements) plus a margin of (i) 2.00% in the case of Tranche 1 or (ii) 4.00% in the case of Tranche 2; or (B) the higher of (a) the rate of interest in effect for such day as publicly announced from time to time by Citibank, N.A. as its "prime rate" and (b) the federal funds effective rate plus 0.5% of 1.0% (“ABR”) plus a margin of (x) 1.00% in the case of Tranche 1 or (y) 3.00% in the case of the Tranche 2. As of December 31, 2014, the Company had no outstanding borrowings under the ABL Facility. The borrowing base availability was $62.9 million based on initial advanced rate formulas prior to the completion of the field exam. Outstanding letters of credit in the aggregate amount of $19.3 million left $43.6 million available for additional borrowings. The aforementioned letters of credit were primarily provided to certain administrative service providers and financial institutions. None of these letters of credit had been drawn on as of December 31, 2014.
The ABL Facility contains certain restrictions which limit the Company's ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional debt; (ii) pay dividends and make other distributions on, or redeem or repurchase, capital stock; (iii) make certain investments; (iv) repurchase stock; (v) incur certain liens; (vi) enter into transactions with affiliates; (vii) merge or consolidate or other fundamental changes; (viii) enter into agreements that restrict the ability of subsidiaries to make dividends or other payments; (ix) designate restricted subsidiaries as unrestricted subsidiaries; (x) transfer or sell assets and (xi) prepay junior financing or other restricted debt. In addition, it contains certain customary representations and warranties, affirmative covenants and events of default. If such an event of default occurs, the lenders under the ABL Facility would be entitled to take various actions, including the acceleration of amounts due under the ABL Facility and all actions permitted to be taken by a secured creditor.
Under the credit agreement governing the ABL Facility, the Company's ability to engage in activities such as incurring additional indebtedness, making investments, refinancing certain indebtedness, paying dividends and entering into certain merger transactions is governed, in part by, the Company's ability to satisfy tests based on Adjusted EBITDA (defined as Consolidated EBITDA in the credit agreement governing the ABL Facility).
Nacion Facility
In January 2007, the Company's subsidiary in Argentina entered into an arrangement with banking institutions in Argentina in order to finance the installation of a new spunmelt line at its facility located near Buenos Aires, Argentina. The maximum borrowings available under the facility, excluding any interest added to principal, were 33.5 million Argentine pesos with respect to an Argentine peso-denominated loan and $26.5 million with respect to a U.S. dollar-denominated loan. The loans are secured by pledges covering (i) the subsidiary's existing equipment lines; (ii) the outstanding stock of the subsidiary; and (iii) the new machinery and equipment being purchased, as well as a trust assignment agreement related to a portion of receivables due from certain major customers of the subsidiary.
The interest rate applicable to borrowings under these term loans is based on LIBOR plus 290 basis points for the U.S. dollar-denominated loan and Buenos Aires Interbanking Offered Rate plus 475 basis points for the Argentine peso-denominated loan. Principal and interest payments began in July 2008 with the loans maturing as follows: annual amounts of $3.5 million beginning in 2011 and continuing through 2015, and the remaining $1.7 million in 2016.
In connection with the Merger, the Company repaid and terminated the Argentine peso-denominated loan. In addition, the U.S. dollar-denominated loan was adjusted to reflect its fair value as of the date of the Merger. As a result, the Company recorded a contra-liability in Long-term debt and will amortize the balance over the remaining life of the facility. At December 31, 2014, the face amount of the outstanding indebtedness under the U.S. dollar-denominated loan was $5.2 million, with a carrying amount of $5.0 million and a weighted average interest rate of 3.13%.
Galicia Facility
On September 27, 2013, the Company's subsidiary in Argentina entered into an arrangement with a banking institution in Argentina in order to partially finance the upgrade of a manufacturing line at its facility located near Buenos Aires, Argentina. The maximum borrowings available under the facility, excluding any interest added to principal, is 20.0 million Argentine pesos (approximately $3.5 million). The three-year term of the agreement began with the date of the first draw down on the facility, which occurred in the third quarter of 2013, with payments required in twenty-five equal monthly installments beginning after one year. Borrowings will bear interest at 15.25%. As of December 31, 2014, the outstanding balance under the facility was $2.0 million. The remainder of the upgrade is expected to be financed by existing cash balances and cash generated from operations.
China Credit Facility
In the third quarter of 2012, the Company's subsidiary in China entered into a three-year U.S. dollar-denominated construction loan agreement (the “Hygiene Facility”) with a banking institution in China to finance a portion of the installation of a new spunmelt line at its manufacturing facility in Suzhou, China. The interest rate applicable to borrowings under the Hygiene Facility is based on three-month LIBOR plus an amount to be determined at the time of funding based on the lender's internal head office lending rate (520 basis points at the time the credit agreement was executed).
The maximum borrowings available under the facility, excluding any interest added to principal, were $25.0 million. At December 28, 2013, the outstanding balance under the Hygiene Facility was $24.9 million with a weighted-average interest rate of 5.46%. The Company repaid $6.0 million of the principal balance during 2014 using a combination of existing cash balances and cash generated from operations. As a result, the outstanding balance under the Hygiene Facility was $18.9 million at December 31, 2014 with a weighted-average interest rate of 5.43%.
Brazil Export Credit Facilities
As a result of the Providência Acquisition, the Company assumed a U.S. dollar-denominated export credit facility with Itaú Unibanco S.A., pursuant to which Providência borrowed $52.4 million in the third quarter of 2011 for the purpose of financing certain export transactions from Brazil. Borrowings bear interest at 4.85% per annum, payable semi-annually. Principal payments are due in 11 equal installments, beginning in September 2013 and ending at final maturity in September 2018. The facility is secured by interests in the receivables related to the exports financed by the facility.
On September 22, 2014, the Company entered into an assignment agreement with Itaú Unibanco S.A in order to transfer its rights and obligations under the agreement to the Company. The purchase price for the assigned interest totaled $45.2 million, which the Company funded with a portion of the proceeds from the Incremental Amendment. Pursuant to ASC 470, the Company recognized a loss on debt extinguishment of $2.4 million. As the nature of this transaction related to a non-operating event, the loss on extinguishment is included in Debt modifications and extinguishment costs in the current period.
As a result of the Providência Acquisition, the Company assumed a Brazilian real-denominated export credit facility with Itaú Unibanco S.A., pursuant to which Providência borrowed R$50.0 million in the first quarter of 2013 for the purpose of financing certain export transactions from Brazil. Borrowings bear interest at 8.0% per annum, payable quarterly. The facility matures in February 2016 and is unsecured. At December 31, 2014, outstanding borrowings under the facility totaled $18.9 million.
Recovery Zone Facility Bonds
As a result of the Providência Acquisition, the Company assumed a loan agreement in connection with the issuance of a like amount of recovery zone facility bonds by the Iredell County Industrial Facilities and Pollution Control Financing Authority. The proceeds of $9.1 million were used to finance, in part, the construction of a manufacturing facility in Statesville, North Carolina. The borrowings bear interest at a floating rate, which is reset weekly, and are supported by a letter of credit. On July 21, 2014, the Company repaid the aggregate principal amount of indebtedness with a portion of the proceeds from the Incremental Amendment.
India Indebtedness
As a result of the Fiberweb Acquisition, the Company assumed control of Terram Geosynthetics Private Limited, a joint venture located in Mundra, India in which the Company maintains a 65% controlling interest. As part of the net assets acquired, the Company assumed $3.8 million of debt (including short-term borrowings) that was entered into with a banking institution in India. Amounts outstanding primarily relate to a 14.70% term loan, due in 2017, used to purchase fixed assets. Other amounts relate to short-term credit facilities used to finance working capital requirements (included in Short-term borrowings in the Consolidated Balance Sheets). Combined, the outstanding balances totaled $3.1 million at December 31, 2014.
Other Indebtedness
The Company periodically enters into short-term credit facilities in order to finance various liquidity requirements, including insurance premium payments and short-term working capital needs. At December 31, 2014 and December 28, 2013, outstanding amounts related to such facilities were $17.0 million and $0.4 million, respectively. Borrowings under these facilities are included in Short-term borrowings in the Consolidated Balance Sheets.
The Company also has documentary letters of credit not associated with the ABL Facility or the Hygiene Facility. These letters of credit were primarily provided to certain raw material vendors and amounted to $7.8 million and $8.5 million at December 31, 2014 and December 28, 2013, respectively. None of these letters of credit have been drawn upon.